Taxes (Tables)	12 Months Ended
Jul. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of statutory rate to effective tax rate
	For the years ended July 31,
	2021	2020	2019
	%	%	%
China income tax rate	25.0	25.0	25.0
Rate differential	(24.7)	(10.0)	15.8
Permanent difference on non-deductible expenses	0.0	0.0	0.1
Utilization of the Net Operating Loss (“NOL”) from prior years	1.3	0.0	(1.7)
Change in valuation allowance	(1.6)	(15.0)	0.00
Effective tax rate	0.0	0.0	39.2

Schedule of income tax expenses
	For the years ended July 31,
	2021	2020	2019
Current income tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
China	-	-	276,823
Subtotal	-	-	276,823

Deferred income tax provision
BVI	-	-	-
Hong Kong	-	-	-
China	-	-	-
Total income tax provision	$-	$-	$276,823

Schedule of components of company's deferred tax assets
	As of July 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful account	$105,059	$212,010
Net operating loss carry forwards	664,208	746,024
Deferred tax assets before valuation allowance	769,267	958,034
Less: valuation allowance	(769,267)	(958,034)
Net deferred tax assets	$-	$-

Schedule of taxes payable
	As of July 31,
	2021	2020

Value added tax payable	$18,104	$73,031
Income tax payable	39,253	584,503
Other taxes payable	660	2,582
Total taxes payable	$58,017	$660,116